Advances for Vessels under Construction and Acquisitions and Other Vessel Costs (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Property Plant And Equipment [Abstract]
Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2015	2014
Beginning balance	$29,500	$38,862
- Advances for vessels under construction and other vessel costs	25,080	43,160
- Advances for vessel acquisitions and other vessel costs	40,105	10,066
- Transferred to vessel cost (Note 6)	(50,171)	(62,588)
Ending balance	$44,514	$29,500